Commitments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of commitments [Abstract]
Schedule of commitments for purchase obligations	The following table sets forth contractual commitments as of June 30, 2021 and 2020:

	Fiscal Year Ended June 30,
	2021	2020
	(U.S. $ in thousands)
Capital purchase obligations	$11,076	$9,781
Other purchase obligations	114,060	235,002
Obligations for leases that have not yet commenced	88,855	94,345
Total purchase obligation	$213,991	$339,128

Schedule of maturities of purchase obligations	Maturities of purchase obligations as of June 30, 2021 were as follows:

	Capital purchase obligations	Other purchase obligations	Obligations for leases that have not yet commenced	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2022	$11,076	$57,393	$1,438	$69,907
Year ending 2023 - 2024	—	56,667	12,432	69,099
Year ending 2025 - 2026	—	—	14,224	14,224
Thereafter	—	—	60,761	60,761
Total commitments	$11,076	$114,060	$88,855	213,991